STOCKHOLDERS EQUITY (Narrative 1) (Details) (USD $)	0 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended	4 Months Ended	0 Months Ended	1 Months Ended		0 Months Ended	1 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended		1 Months Ended
	Mar. 27, 2012	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2012 X-Cal USA, Inc and Paramount Gold & Silver Corp	Dec. 31, 2012 X-Cal USA, Inc and Paramount Gold & Silver Corp	May 24, 2012 DRC Consulting Agreement	Sep. 30, 2012 DRC Consulting Agreement	Dec. 31, 2012 DRC Consulting Agreement	May 24, 2012 Interactive Consulting Agreement	Dec. 31, 2012 Interactive Consulting Agreement	May 31, 2012 Interactive Consulting Agreement	Nov. 09, 2012 Subscription Agreement Unit	Dec. 31, 2012 One Year Consulting Agreement	Dec. 31, 2012 One Year Consulting Agreement	May 24, 2012 Pershing	May 24, 2012 SplitCo	May 17, 2012 Convertible Series A Preferred Stock	May 24, 2012 Convertible Series A Preferred Stock Investors	Dec. 31, 2012 Common Stock	Mar. 27, 2012 Common Stock	Jun. 27, 2012 Common Stock Investors	Mar. 27, 2012 Preferred Stock
Capital Stock Authorized	200,000,000
Change In Capital Stock Authorized	250,000,000
Preferred stock, par value (in dollars per share)																						$ 0.0001
Preferred stock, shares authorized																	5,000,000					50,000,000
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001																	$ 0.0001
Common stock, shares authorized		200,000,000	200,000,000																	200,000,000
Forward stock split

The board of directors of the Company authorized a 7.5 for one forward split of the outstanding common stock in the form of a dividend, whereby an additional 6.5 shares of common stock were issued for each one share of common stock held by each shareholder of record April 9, 2012

Post-split shares cancelled																52,500,000
Post-split shares transferred, identified as float																25,000,000
Additional Paid In Capital		$ 10,812,491	$ 1,997,530												$ 427,724
Stock Price Per Share				$ 0.40			$ 0.61				$ 0.40		$ 0.65	$ 0.65				$ 0.40			$ 0.40
Units Issued During Period for Cash												3025000
Stock Issued During Period For Cash, Shares																		5,000,000	9,112,500		6,087,500
Stock Issued During Period For Cash, Value		3,561,000																2,000,000	912		2,435,000
Proceeds From Issuance Of Stock												1,210,000
Terms Of Agreement						On May 24, 2012, the Company and DRC Partners LLC entered into an agreement (the "DRC Consulting Agreement") pursuant to which the consultant agreed to provide investor relations services to the Company for consideration consisting of a (i) one-time fee of $10,000 and (ii) 100,000 shares of Common Stock per month. In May 2012, the Company issued such 100,000 shares and valued these common shares at the fair market value on the date of grant (based on the recent selling price of the Company's common stock at private placements) at approximately $0.40 per share or $40,000.			The consultant agreed to provide investor relations services to the Company for consideration consisting of (i) a one- time fee of $1,750,000 (the "Cash Consideration") and (ii) 1,000,000 shares of the Company's Common Stock.			Each Unit was sold for a purchase price of $0.40 per Unit and consisted of: (i) one share of the Company's common stock and (ii) a five-year warrant to purchase seventy-five (75%) percent of the number of shares of common stock purchased at an exercise price of $0.55 per share (2,268,750 warrants), subject to adjustment upon the occurrence of certain events such as stock splits and dividends.
Stock Issued During Period For Services, Shares							300,000				1,000,000		1,500,000						2,900,000
Stock Issued During Period For Services, Value		1,597,000					182,000				400,000		975,000						290
Accrued Expenses								389,200
Shares Due For Accrued Expenses								400,000
Decrease In Cash Consideration For Services										500,000	1,000,000
Cash Consideration Refunded By Consultant										500,000
Stock Issued During Period For Non Cash Consideration, Shares				6,000,000															9,100,000
Stock Issued During Period For Non Cash Consideration, Value		2,040,000		2,400,000															910
Royalty Obligation Assumed				21,000
Impairment Expenses					2,400,000
Placement Agent Fees												76,000
Legal Fees												8,000
Public Relation Expenses														40,625
Prepaid Expenses		$ 1,127,205	$ 63,677										$ 934,375	$ 934,375